UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pike Place Capital Management LLC
Address: 152 West 57th Street, 46th Floor
         New York, NY  10019

13F File Number:  28-11657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-277-5660

Signature, Place, and Date of Signing:

       /s/  Mark Rosenthal     NY, NY     February 06, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $127,515 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRA HOLDINGS INC             COM              02208R106     6933   416925 SH       SOLE                   403925        0    13000
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     1454    70000 SH       SOLE                    70000        0        0
AMERICAN INDEPENDENCE CORP     COM NEW          026760405     1499   165656 SH       SOLE                   165656        0        0
ASSISTED LIVING CONCPT NEV N   CL A             04544X102     5293   705700 SH       SOLE                   691500        0    14200
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    11334   505291 SH       SOLE                   493191        0    12100
DOMTAR CORP                    COM              257559104     4357   566610 SH       SOLE                   556310        0    10300
DSW INC                        CL A             23334L102     1000    53300 SH       SOLE                    53300        0        0
DTS INC                        COM              23335C101     4691   183466 SH       SOLE                   180066        0     3400
DUFF & PHELPS CORP NEW         CL A             26433B107     1490    75700 SH       SOLE                    75700        0        0
EMERITUS CORP                  COM              291005106     7154   284463 SH       SOLE                   280563        0     3900
EXCEL TECHNOLOGY INC           COM              30067T103     2839   104752 SH       SOLE                   104752        0        0
FIVE STAR QUALITY CARE INC     COM              33832D106     1892   228000 SH       SOLE                   228000        0        0
GLG PARTNERS INC               UNIT 12/28/2011  37929X206     4208   208000 SH       SOLE                   196400        0    11600
HAYNES INTERNATIONAL INC       COM NEW          420877201     1268    18241 SH       SOLE                    16591        0     1650
HECKMANN CORP                  UNIT 99/99/9999  422680207     5031   625000 SH       SOLE                   625000        0        0
INDEPENDENCE HLDG CO NEW       COM NEW          453440307     1633   129103 SH       SOLE                   129103        0        0
LIBERTY ACQUISITION HLDGS CO   UNIT 99/99/9999  53015Y206     8393   770000 SH       SOLE                   750000        0    20000
NORDSTROM INC                  COM              655664100     2020    55000 SH       SOLE                    55000        0        0
PHI INC                        COM NON VTG      69336T205     3879   125057 SH       SOLE                   122357        0     2700
REIS INC                       COM              75936P105      512    66709 SH       SOLE                    66709        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104     1806   199512 SH       SOLE                   193512        0     6000
SAPIENT CORP                   COM              803062108     4788   543500 SH       SOLE                   543500        0        0
SKECHERS U S A INC             CL A             830566105      808    41400 SH       SOLE                    41400        0        0
SMART BALANCE INC              COM              83169Y108     8884   812781 SH       SOLE                   791981        0    20800
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     4344   125900 SH       SOLE                   120900        0     5000
STANLEY INC                    COM              854532108     6828   213254 SH       SOLE                   203254        0    10000
VARIAN MED SYS INC             COM              92220P105     5274   101110 SH       SOLE                    97910        0     3200
WESTERN UN CO                  COM              959802109    11569   476481 SH       SOLE                   465081        0    11400
WYNDHAM WORLDWIDE CORP         COM              98310W108     6334   268833 SH       SOLE                   263133        0     5700